Segment Information - Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Segment gross profit	€ 1,722	€ 1,353	€ 849
Research and development	(615)	(493)	(396)
Sales and marketing	(826)	(620)	(567)
General and administrative	(354)	(283)	(264)
Finance income	275	455	118
Finance costs	(333)	(584)	(974)
Share in (losses)/earnings of associate	0	(1)	1
Loss before tax	€ (131)	€ (173)	€ (1,233)